Notes Payable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Details of notes payable
Long-term Debt, Gross	$ 290,745	$ 33,151
Less: current portion	(4,681)	(7,132)
Total Long-Term Debt	286,064	26,019
Various Equipment Notes Payable [Member]
Details of notes payable
Long-term Debt, Gross	17,745	3,151
Eureka Hunter Pipeline LLC Second Lien Term Loan [Member]
Details of notes payable
Long-term Debt, Gross	31,000	0
Second lien term loan due October 13, 2016 [Member]
Details of notes payable
Long-term Debt, Gross	100,000	0
Senior revolving credit facility due April 13, 2016 [Member]
Details of notes payable
Long-term Debt, Gross	142,000	0
Senior Revolving Credit Facility Tranche A [Member]
Details of notes payable
Long-term Debt, Gross	0	23,500
Senior Revolving Credit Facility Tranche B [Member]
Details of notes payable
Long-term Debt, Gross	$ 0	$ 6,500